Fair Value Measurements - Schedule of Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at Fair Value	$ 298,000	$ 0
Liabilities at Fair Value	(4,850,000)	0
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value	(4,552,000)
Recurring [Member] | Foreign Exchange Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at Fair Value	298,000
Liabilities at Fair Value	(4,850,000)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value	(4,552,000)
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at Fair Value	298,000
Liabilities at Fair Value	$ (4,850,000)